Marketing, Licensing and Distribution Agreements - Hybrid (Details) - Hybrid - USD ($)					1 Months Ended			12 Months Ended
	Oct. 31, 2021	Oct. 01, 2021	Mar. 31, 2021	Sep. 24, 2020	Dec. 31, 2020	Oct. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 01, 2021
Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage							3.00%
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage							6.00%
Exclusive license to H100
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial license fee							$ 100,000
Additional payment due upon obtainment of orphan indication for H100							900,000
Annual payments due on first anniversary of the license agreement							125,000
Annual payments due on second anniversary of the license agreement							150,000
Annual payments due on third anniversary of the license agreement							200,000
Annual payments due after third anniversary of the license agreement							250,000
Payments upon first commercial sale and a sliding scale of percentage payments on net sales							$ 1,000,000
Threshold period of notice required to terminate agreement at any time after first anniversary							90 days
Extension payment of license agreement					$ 100,000	$ 50,000	$ 100,000	$ 100,000
Extension term of license agreement			6 months	6 months
One-time, non-creditable and non-refundable payment			$ 200,000
Threshold period for payments of one-time, non-creditable and non-refundable payment			7 days
Exclusive license to H100 | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage							3.00%
Exclusive license to H100 | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage							6.00%
Amended license agreement of H100
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of License Fees	$ 200,000	$ 150,000
Agreed Additional Payments of License Fees									$ 200,000	$ 200,000